Income Taxes Reconciliation of income taxes computed at the US federal statutory rate (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015		Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Loss before income taxes and equity in earnings of unconsolidated subsidiaries	$ (721)		$ (858)	$ (606)
Income taxes at the US federal statutory rate of 35%	(252)		(300)	(212)
Nondeductible reserve for tax receivable from EFH Corp.	(82)		43	38
Effective Income Tax Rate Reconciliation, Nondeductible Debt Restructuring Costs	43		28	0
Valuation allowance (a)	203	[1]	72	0
Other	0		2	5
Income tax benefit	$ (88)		$ (155)	$ (169)
Effective tax rate	12.20%		18.10%	27.90%
Valuation Allowances and Reserves, Adjustments	$ 222
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	35.00%		35.00%	35.00%

[1]	(a)$222 million of the increase in the valuation allowance related to the elimination of affiliate debt and was allocated to membership interests consistent with the classification of investment in affiliate debt. (See Note 11).